FINANCIAL INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2018
FINANCIAL INCOME (EXPENSES)
Schedule of financial income (expenses)

	2018	2017	2016
Financial Income
Interest income	246,083	655,474	719,399
Interest receivable (customers, taxes and other)	118,476	124,391	104,837
Gain on derivative transactions (Note 31)	305,996	373,971	994,801
Foreign exchange variations on loans and financing (Note 20)	32,326	113,203	487,747
Other revenues from foreign exchange and monetary variation (1)	3,341,211	406,013	374,169
Other financial income	68,548	82,906	100,406
Total	4,112,640	1,755,958	2,781,359

Financial Expenses
Loan, financing, debenture and finance lease charges (Nota 20)	(510,398)	(932,727)	(1,061,098)
Foreign exchange variation on loans and financing (Note 20)	(61,174)	(129,049)	(214,952)
Loss on derivative transactions (Note 31)	(295,208)	(415,956)	(1,342,671)
Interest payable (financial institutions, provisions, trade accounts payable, taxes and other)	(186,238)	(136,425)	(278,175)
Other expenses with foreign exchange and monetary variation	(963,463)	(876,948)	(830,466)
IOF, Pis, Cofins and other financial expenses (2)	(269,006)	(167,897)	(288,538)
Total	(2,285,487)	(2,659,002)	(4,015,900)
Financial income (expenses), net	1,827,153	(903,044)	(1,234,541)

(1)For the year ended December 31, 2018, includes tax credits amounting to R$2,926,247, arising from the final court proceeding in favor of the Company and its subsidiary (TData), which recognized the right to exclude ICMS (VAT) from the basis of calculation of PIS and COFINS contributions for the periods from September 2003 to June 2017 and July 2004 to June 2013 (Notes 8 and 26).